Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Investments [Abstract]
INVESTMENTS

5. INVESTMENTS

In December 2023, the Company made a $500,000 investment for 50,000 shares of Notes Live, Inc. as part of the letter of intent entered into with Notes Live, Inc. See Note 1 for Agreement and Plan of Merger. The investment was initially measured at cost. The Company noted no impairment or fair value change as of March 31, 2024.

5. INVESTMENTS

In December 2023, the Company made a $500,000 investment for 50,000 shares of Notes Live, Inc. as part of the letter of intent entered into with Notes Live, Inc. See Note 15 for Agreement and Plan of Merger with Notes Live, Inc. The investment was initially measured at cost. The Company noted no impairment or fair value change as of December 31, 2023.